ORCHARD SERIES FUND
                             8515 EAST ORCHARD ROAD
                            ENGLEWOOD, COLORADO 80111





March 1, 2000



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Orchard Series Fund, Inc.
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933 File Nos. 333-09217 and 811-07735

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Orchard Series Fund (the "Fund") pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, the Fund hereby certifies that:

(1) except for the Prospectus for the Orchard Value Fund Class A Shares filed as part of the Fund's Post-Effective Amendment No. 8, the form or Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A, the most recent amendment to the Fund's Registration Statement; and.

(2) the text of Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on February 17, 2000.

The text of the Orchard Series Fund's Orchard Value Fund Class A Shares Prospectus has been or will be filed with the Securities and Exchange Commission electronically via EDGAR transmission as part of a filing made pursuant to Rule 497(e) of the Securities Act of 1933. If you should have any questions regarding the foregoing, please contact me at (303) 737-4001.

ORCHARD SERIES FUND
(Registrant)

/s/ Russell L. Biles

By:     Russell L. Biles
        Attorney